Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Schedule of Related Party Transaction Due to Related Party [Table Text Block]
	December 31,	December 31,
	2015	2014

Loan - current	$2,470	$2,595

Schedule of Related Party Transactions [Table Text Block]
	For the year ended December 31,
	2015	2014	2013
Rent expenses payable to SinoBioway Biotech Group Co. Ltd. (“SinoBioway”).	$852	$869	$847